UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.3%
	COMMUNICATIONS – 6.5%
1,404	Alphabet, Inc. - Class C *	$1,045,910
8,290	CBS Corp. - Class B	456,696
13,781	Comcast Corp. - Class A	841,743
		2,344,349
	CONSUMER DISCRETIONARY – 13.8%
1,487	Amazon.com, Inc. *	882,742
20,384	Gildan Activewear, Inc. [1]	621,916
16,617	LKQ Corp. *	530,581
12,861	Michaels Cos., Inc. *	359,722
7,553	Newell Rubbermaid, Inc.	334,522
4,308	Nordstrom, Inc.	246,461
3,121	Snap-on, Inc.	489,966
9,777	Starbucks Corp.	583,687
6,414	TJX Cos., Inc.	502,537
7,155	VF Corp.	463,358
		5,015,492
	CONSUMER STAPLES – 8.8%
8,225	Dollar General Corp.	704,060
5,700	Estee Lauder Cos., Inc. - Class A	537,567
4,355	JM Smucker Co.	565,453
6,553	Nestle S.A. - ADR [1]	488,919
10,518	TreeHouse Foods, Inc. *	912,437
		3,208,436
	ENERGY – 4.7%
2,785	Cameron International Corp. *	186,734
2,871	Concho Resources, Inc. *	290,086
3,572	EOG Resources, Inc.	259,256
6,648	Halliburton Co.	237,467
6,294	PDC Energy, Inc. *	374,178
4,661	Schlumberger Ltd. [1]	343,749
		1,691,470
	FINANCIALS – 17.7%
13,210	Air Lease Corp. - Class A	424,305
2,818	Alliance Data Systems Corp. *	619,960
13,277	American International Group, Inc.	717,622
3,556	Berkshire Hathaway, Inc. - Class B *	504,525
5,086	First Republic Bank	338,931
49,834	FNB Corp.	648,340
19,693	FNF Group	667,593
6,925	JPMorgan Chase & Co.	410,099
8,056	Reinsurance Group of America, Inc.	775,390
30,599	Umpqua Holdings Corp.	485,300

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
11,031	Visa, Inc. - Class A	$843,651
		6,435,716
	HEALTH CARE – 16.7%
1,100	Allergan PLC * 1	294,833
7,236	Bio-Techne Corp.	683,947
6,096	Danaher Corp.	578,266
4,130	Gilead Sciences, Inc.	379,382
25,546	Hologic, Inc. *	881,337
3,950	Johnson & Johnson	427,390
5,958	Medtronic PLC [1]	446,850
2,047	Mettler-Toledo International, Inc. *	705,724
5,175	Perrigo Co. [1]	662,038
11,719	Roche Holding A.G. - ADR [1]	358,894
5,080	UnitedHealth Group, Inc.	654,812
		6,073,473
	INDUSTRIALS – 10.6%
9,818	Amphenol Corp. - Class A	567,677
6,402	Honeywell International, Inc.	717,344
7,239	Ingersoll-Rand PLC [1]	448,890
5,077	Raytheon Co.	622,593
4,145	Roper Industries, Inc.	757,582
5,781	Stericycle, Inc. *	729,504
		3,843,590
	MATERIALS – 5.8%
2,417	3M Co.	402,745
7,390	Carlisle Cos., Inc.	735,305
2,762	Martin Marietta Materials, Inc.	440,566
4,557	PPG Industries, Inc.	508,060
		2,086,676
	TECHNOLOGY – 9.7%
9,113	Adobe Systems, Inc. *	854,799
3,758	Apple, Inc.	409,585
8,736	Guidewire Software, Inc. *	475,937
18,771	Integrated Device Technology, Inc. *	383,679
9,653	NXP Semiconductor N.V. * 1	782,569
8,483	Red Hat, Inc. *	632,068
		3,538,637
	TOTAL COMMON STOCKS (Cost $30,891,841)	34,237,839

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.7%
$1,711,380	UMB Money Market Fiduciary, 0.01%[2]	$1,711,380

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,711,380)	1,711,380

	TOTAL INVESTMENTS – 99.0% (Cost $32,603,221)	35,949,219
	Other assets in Excess of liabilities – 1.0%	378,637

	TOTAL NET ASSETS – 100.0%	$36,327,856

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.0%
	COMMUNICATIONS – 1.6%
47,018	EarthLink Holdings Corp.	$266,592
60,402	Marchex, Inc. - Class B	268,789
		535,381
	CONSUMER DISCRETIONARY – 9.9%
27,492	Arctic Cat, Inc.	461,866
15,271	Bloomin' Brands, Inc.	257,622
24,022	Chico's FAS, Inc.	318,772
3,347	Children's Place, Inc.	279,374
124,734	Crocs, Inc. *	1,199,941
6,167	FTI Consulting, Inc. *	218,990
14,931	Rent-A-Center, Inc.	236,656
15,408	Vectrus, Inc. *	350,532
		3,323,753
	CONSUMER STAPLES – 2.3%
12,078	Flowers Foods, Inc.	222,960
2,783	Lancaster Colony Corp.	307,716
8,913	Orchids Paper Products Co.	245,197
		775,873
	ENERGY – 4.1%
91,300	Bonanza Creek Energy, Inc. *	145,167
18,856	Carrizo Oil & Gas, Inc. *	583,028
3,784	EnerSys, Inc.	210,844
7,210	Newfield Exploration Co. *	239,732
291,647	PetroQuest Energy, Inc. *	176,709
		1,355,480
	FINANCIALS – 17.2%
18,091	Ameris Bancorp	535,132
26,547	Bank Mutual Corp.	200,961
6,373	BankUnited, Inc.	219,486
7,625	Banner Corp.	320,555
16,144	Capstead Mortgage Corp. - REIT	159,664
21,613	Chimera Investment Corp. - REIT	293,721
10,540	Equity Commonwealth - REIT *	297,439
11,878	First Busey Corp.	243,261
18,091	First Community Bancshares, Inc.	358,925
16,664	First Horizon National Corp.	218,298
31,952	First Niagara Financial Group, Inc.	309,295
9,995	Hanmi Financial Corp.	220,090
55,328	Investors Bancorp, Inc.	644,018
8,545	Lakeland Financial Corp.	391,190
12,110	Renasant Corp.	398,540

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
4,911	Simmons First National Corp. - Class A	$221,339
19,742	TFS Financial Corp.	342,919
24,146	Umpqua Holdings Corp.	382,956
		5,757,789
	HEALTH CARE – 8.9%
29,243	Alere, Inc. *	1,479,988
4,158	Haemonetics Corp. *	145,447
4,335	Hill-Rom Holdings, Inc.	218,050
4,144	LHC Group, Inc. *	147,361
23,816	Orthofix International N.V. * 1	988,840
		2,979,686
	INDUSTRIALS – 22.4%
13,984	Astec Industries, Inc.	652,633
14,681	AZZ, Inc.	830,945
5,780	EMCOR Group, Inc.	280,908
32,579	ESCO Technologies, Inc.	1,269,929
8,983	Esterline Technologies Corp. *	575,541
85,968	Great Lakes Dredge & Dock Corp. *	383,417
12,523	GSI Group, Inc. * 1	177,326
8,463	ITT Corp.	312,200
34,329	Kennametal, Inc.	772,059
28,124	NN, Inc.	384,736
3,840	Orbital ATK, Inc.	333,850
20,378	Oshkosh Corp.	832,849
9,351	SPX Corp.	140,452
9,855	Watts Water Technologies, Inc. - Class A	543,306
		7,490,151
	MATERIALS – 8.1%
92,841	Harsco Corp.	505,984
28,700	Myers Industries, Inc.	369,082
41,366	PH Glatfelter Co.	857,517
51,898	Schnitzer Steel Industries, Inc. - Class A	956,999
		2,689,582
	TECHNOLOGY – 16.8%
169,999	Aviat Networks, Inc. *	120,699
125,213	Axcelis Technologies, Inc. *	350,597
9,215	CommVault Systems, Inc. *	397,812
66,073	Electro Scientific Industries, Inc. *	472,422
98,539	Extreme Networks, Inc. *	306,456
24,332	Logitech International S.A. [1]	387,122
17,334	Newport Corp. *	398,682
43,262	Polycom, Inc. *	482,371

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
10,100	PTC, Inc. *	$334,916
30,517	SciQuest, Inc. *	423,576
146,105	ServiceSource International, Inc. *	622,407
36,893	Tessera Technologies, Inc.	1,143,683
8,070	Xura, Inc. *	158,737
		5,599,480
	UTILITIES – 2.7%
6,412	American States Water Co.	252,376
9,215	New Jersey Resources Corp.	335,703
9,215	PNM Resources, Inc.	310,730
		898,809
	TOTAL COMMON STOCKS (Cost $31,325,862)	31,405,984

Principal Amount

	SHORT-TERM INVESTMENTS – 6.7%
$2,224,043	UMB Money Market Fiduciary, 0.01%[2]	2,224,043

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,224,043)	2,224,043

	TOTAL INVESTMENTS – 100.7% (Cost $33,549,905)	33,630,027
	Liabilities in Excess of other assets – (0.7)%	(240,593)

	TOTAL NET ASSETS – 100.0%	$33,389,434

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At March 31, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	All Cap Fund	Small Cap Value Fund
Cost of investments	$32,624,710	$33,554,070

Gross unrealized appreciation	$3,788,044	$3,566,519
Gross unrealized depreciation	(463,535)	(3,490,562)
Net unrealized appreciation on investments	$3,324,509	$75,957

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$34,237,839	$-	$-	$34,237,839
Short-Term Investments	1,711,380	-	-	1,711,380
Total Investments	$35,949,219	$-	$-	$35,949,219

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$31,405,984	$-	$-	$31,405,984
Short-Term Investments	2,224,043	-	-	2,224,043
Total Investments	$33,630,027	$-	$-	$33,630,027

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/27/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/27/16